Operating Leases (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Operating lease Cost:
Amortization of right-of-use assets	$ 3,471,796
Interest on lease liabilities	501,918
Total operating lease cost	3,973,714
Short term operating lease cost	$ 1,033,398